LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease
SCHEDULE OF OPERATING LEASE LIABILITIES

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$1,173,616	$2,049,775

Operating lease liabilities – current	$772,632	$848,230
Operating lease liability – non-current	382,152	1,138,710
Total operating lease liabilities	$1,154,784	$1,986,940

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,049,775	$100,029

Operating lease liabilities – current	$848,230	$70,780
Operating lease liability – non-current	1,138,710	29,250
Total operating lease liabilities	$1,986,940	$100,030

SCHEDULE OF OTHER INFORMATION RELATED LEASES

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2022	2021
Operating lease expenses	$183,051	$161,389

	Nine Months Ended September 30,
	2022	2021
Operating lease expenses	$632,496	$217,642

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$525,979	$217,642

Weighted Average Remaining Lease Term:
Operating leases	1.65 years	2.42 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%
The following provides details of the Company’s lease expenses:
	Years Ended December 31,
	2021	2020
Operating lease expenses	$411,607	$151,730

SCHEDULE OF OTHER INFORMATION RELATED LEASES

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$525,979	$217,642

Weighted Average Remaining Lease Term:
Operating leases	1.65 years	2.42 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Other information related to leases is presented below:

	Years Ended December 31,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$473,508	151,730

Weighted Average Remaining Lease Term:
Operating leases	2.32 years	1.37 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022 (excluding the nine months ended September 30, 2022)	$215,864
2023	782,260
2024	123,488
2025	51,579
2026	21,751
Total lease payments	1,194,942
Less: imputed interest	(40,158)
Total lease liabilities	1,154,784
Less: current portion	(772,632)
Lease liabilities – non-current portion	$382,152

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$912,635
2023	959,650
2024	142,251
2025	52,176
2026	24,280
Total lease payments	2,090,992
Less: imputed interest	(104,052)
Total lease liabilities	1,986,940
Less: current portion	(848,230)
Lease liabilities – non-current portion	$1,138,710